ASSETMARK FUNDS

SUPPLEMENT TO THE
PROSPECTUS
DATED JULY 31, 2009

The date of this Supplement is March 2, 2010

1.
On January 4, 2010, Delaware Management Holdings, Inc. and its subsidiaries, including Delaware Management Company (“DMC”), a sub-advisor to the AssetMark Tax-Exempt Fixed Income Fund (the “Tax-Exempt Fixed Income Fund”), was acquired by Macquarie Bank Limited, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the “DMC Transaction”).

The Board of Trustees has considered and approved a new sub-advisory agreement between DMC and the Advisor on behalf of the Tax-Exempt Fixed Income Fund, in order to have DMC continue to serve as a sub-advisor to the Tax-Exempt Fixed Income Fund.  There is no change in the portfolio management of the Tax-Exempt Fixed Income Fund or in its investment objective or policies as a result of the DMC Transaction.

2.
On March 1, 2010, Advisory Research, Inc. (“ARI”), one of the sub-advisors of the AssetMark Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”), was acquired by Piper Jaffray Companies, a Minneapolis-based investment bank and investment securities firm (the “ARI Transaction”).

The Board of Trustees has considered and approved a new sub-advisory agreement between ARI and Genworth Financial Wealth Management, Inc. on behalf of the Small/Mid Cap Value Fund, in order to have ARI continue to serve as a sub-advisor to the Small/Mid Cap Value Fund.  There will be no change in the portfolio management of the Small/Mid Cap Value Fund or in its investment objective or policies as a result of the ARI Transaction.

3.
Effective February 12, 2010, Adelante Capital Management LLC ceased serving as a sub-advisor to a portion of the AssetMark Real Estate Securities Fund (the “Real Estate Securities Fund”) and consequently, as of February 13, 2010, all references to Adelante Capital Management LLC in the Prospectus are deleted.  Effective February 13, 2010, Duff & Phelps Investment Management Co. is the sole sub-advisor for the Real Estate Securities Fund.

4.
Jonathan A. Beinner and Thomas J. Kenny no longer serve as portfolio managers for the portion of the AssetMark Core Plus Fixed Income Fund sub-advised by Goldman Sachs Asset Management, L.P.  All references to Messrs. Beinner and Kenny in the Prospectus are deleted.

5.	Effective February 1, 2010, Thomas W. Oliver serves as the primary portfolio manager for the portion of the AssetMark Large Cap Value Fund sub-advised by the NFJ Investment Group LLC team.

Please retain this Supplement with your Prospectus for future reference.

ASSETMARK FUNDS

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2009

The date of this Supplement is March 2, 2010

1.
On January 4, 2010, Delaware Management Holdings, Inc. and its subsidiaries, including Delaware Management Company (“DMC”), a sub-advisor to the AssetMark Tax-Exempt Fixed Income Fund (the “Tax-Exempt Fixed Income Fund”), was acquired by Macquarie Bank Limited, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the “DMC Transaction”).

The Board of Trustees has considered and approved a new sub-advisory agreement between DMC and Genworth Financial Wealth Management, Inc. on behalf of the Tax-Exempt Fixed Income Fund, in order to have DMC continue to serve as a sub-advisor to the Tax-Exempt Fixed Income Fund.  There is no change in the portfolio management of the Tax-Exempt Fixed Income Fund or in its investment objective or policies as a result of the DMC Transaction.

In conjunction with the DMC Transaction, the reference to Lincoln National Corporation on page 62 of the Statement of Additional Information is hereby deleted.

2.
On March 1, 2010, Advisory Research, Inc. (“ARI”), one of the sub-advisors of the AssetMark Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”), was acquired by Piper Jaffray Companies, a Minneapolis-based investment bank and investment securities firm (the “ARI Transaction”).

The Board of Trustees has considered and approved a new sub-advisory agreement between ARI and Genworth Financial Wealth Management, Inc. on behalf of the Small/Mid Cap Value Fund, in order to have ARI continue to serve as a sub-advisor to the Small/Mid Cap Value Fund.  There will be no change in the portfolio management of the Small/Mid Cap Value Fund or in its investment objective or policies as a result of the ARI Transaction.

3.
Effective February 12, 2010, Adelante Capital Management LLC ceased serving as a sub-advisor to a portion of the AssetMark Real Estate Securities Fund (the “Real Estate Securities Fund”) and consequently, as of February 13, 2010, all references to Adelante Capital Management LLC in the Prospectus are deleted.  Effective February 13, 2010, Duff & Phelps Investment Management Co. is the sole sub-advisor for the Real Estate Securities Fund.

4.
Jonathan A. Beinner and Thomas J. Kenny no longer serve as portfolio managers for the portion of the AssetMark Core Plus Fixed Income Fund sub-advised by Goldman Sachs Asset Management, L.P.  All references to Messrs. Beinner and Kenny in the Statement of Additional Information are deleted.

5.
Carrie E. Hansen was appointed the Treasurer of the AssetMark Funds. Danell J. Doty no longer serves as an officer of the AssetMark Funds.  The table on pages 32 through 34 of the Statement of Additional Information depicting the Trustees and Officers of the AssetMark Funds is changed accordingly.

Please retain this Supplement with your Statement of Additional Information for future reference.